Ordinary Shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended						12 Months Ended						1 Months Ended
	Mar. 02, 2010 Installment Person	Jan. 05, 2009 Installment	Nov. 09, 2007 Installment Person	Sep. 01, 2006 Installment	Mar. 20, 2006 Installment	Aug. 30, 2005 Installment	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Aug. 13, 2010 The 2010 Program Maximum USD ($)	Aug. 19, 2011 The 2011 Program Maximum USD ($)
Stockholders Equity Note [Line Items]
Share capital - ordinary shares, shares authorized							360,000,000	360,000,000	360,000,000	360,000,000
Share capital - ordinary shares, par value							$ 0.0001		$ 0.0001
Issuance of ordinary shares to employees upon exercise of vested share options							368,160	368,160	119,644	119,644	1,559,872	1,559,872
Ordinary shares granted and issued in exchange for forfeiture of options	150,000
Number of directors	3		4
Share options forfeitures	150,000						241,590	241,590	610,356	610,356	681,944	681,944
Ordinary shares vested									20,000	20,000	30,000	30,000
Ordinary shares, vesting period description									The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.	The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.	The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.	The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.
Non-vested ordinary shares, number of installments for vesting period	5	3	3	8	8	12
Ordinary shares authorized to be repurchased													$ 20,000	$ 20,000
Repurchase of ordinary shares (in shares)									5,476,490	5,476,490
Repurchase of ordinary shares								40,899	7,233	45,522
Repurchase and retirement of ordinary shares							5,370,312	5,370,312			3,827,082	3,827,082
Repurchase and retirement of ordinary shares							$ 6,565	40,899			$ 5,371	36,584
Treasury stock, shares									334,388	334,388